1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communications - 4.1%
Advertising & Marketing - 4.1%
Omnicom Group, Inc.	16,976	$1,336,011

Consumer Discretionary - 8.3%
Retail - Discretionary - 8.3%
Dick's Sporting Goods, Inc.	6,664	1,305,544
Home Depot, Inc. (The)	4,175	1,385,933
		2,691,477
Consumer Staples - 12.7%
Food - 8.4%
Ingredion, Inc.	13,600	1,352,656
Mondelez International, Inc. - Class A	22,425	1,397,302
		2,749,958
Retail - Consumer Staples - 4.3%
Kroger Company (The)	24,027	1,387,319

Financials - 16.9%
Banking - 7.2%
JPMorgan Chase & Company	6,653	2,340,459

Institutional Financial Services - 5.4%
CME Group, Inc.	6,519	1,745,723

Specialty Finance - 4.3%
Fidelity National Financial, Inc.	27,125	1,399,379

Health Care - 3.8%
Medical Equipment & Devices - 3.8%
Stryker Corporation	3,810	1,240,917

Industrials - 18.0%
Aerospace & Defense - 5.7%
Lockheed Martin Corporation	3,195	1,861,854

Commercial Support Services - 4.8%
Republic Services, Inc.	7,350	1,547,543

Transportation Equipment - 7.5%
Cummins, Inc.	3,876	2,458,159

1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Materials - 6.4%
Containers & Packaging - 6.4%
Packaging Corporation of America	8,400	$2,065,056

Real Estate - 5.3%
REITs - 5.3%
Lamar Advertising Company - Class A	10,848	1,735,246

Technology - 18.8%
Semiconductors - 8.7%
Broadcom, Inc.	7,278	2,833,180

Software - 4.3%
Microsoft Corporation	3,000	1,394,160

Technology Services - 5.8%
Mastercard, Inc. - Class A	3,320	1,902,692

Utilities - 5.3%
Electric Utilities - 5.3%
NextEra Energy, Inc.	19,866	1,726,753

Total Common Stocks (Cost $19,008,431)		$32,415,886

MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.55% (a) (Cost $266,964)	266,964	$266,964

Total Investments at Value - 100.4% (Cost $19,275,395)		$32,682,850

Liabilities in Excess of Other Assets - (0.4%)		(138,909)

Net Assets - 100.0%		$32,543,941

(a)	The rate shown is the 7-day effective yield as of July 31, 2026.